EQUITY METHOD INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) joint_venture_partner
Schedule of Equity Method Investments [Line Items]
Purchase to acquire investment	$ 19,470	$ 0	$ 1,000
Dividends received from associated companies	150	1,096	256
Cash dividends received from equity method investees	200	$ 1,100	7,600
Singapore Marine [Member]
Schedule of Equity Method Investments [Line Items]
Purchase to acquire investment	$ 19,500
Ownership percentage	17.87%	0.00%
Dividends received from associated companies	$ 0	$ 0
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Dividends received from associated companies			$ 7,300
Number of joint venture partners | joint_venture_partner			2
Singapore Marine [Member]
Schedule of Equity Method Investments [Line Items]
Subordinated shareholder loan	$ 10,700
Debt term	5 years